Assets held for sale or exchange and liabilities related to assets held for sale or exchange (Tables)	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Summary of Assets Held for Sale or Exchange, and Liabilities Related to Assets Held for Sale or Exchange	Assets held for sale, and liabilities related to assets held for sale, comprise:

(€ million)	December 31, 2024	December 31, 2023	December 31, 2022
Opella (D.36.)	13,489	—	—
Other	—	15	85
Assets held for sale	13,489	15	85
Opella (D.36.)	2,131	—	—
Other	—	13	10
Liabilities related to assets held for sale	2,131	13	10